UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Managed Municipal Bond Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

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                                                                                                Principal
                                                                                                Amount ($)       Value ($)
                                                                                    --------------------------------------


Municipal Investments 100.0%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue,
Industrial Development Board, AMT, 6.35%, 5/15/2035                                    4,000,000                4,190,360

Alaska 1.4%
Anchorage, AK, Core City GO, 5.5%, 7/1/2021 (a)                                        3,860,000                4,278,694
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)                                   5,000,000                6,254,850
Anchorage, AK, State GO:
5.5%, 7/1/2019 (a)                                                                     2,500,000                2,806,525
5.5%, 7/1/2020 (a)                                                                     2,500,000                2,790,325
North Slope Borough, AK, County (GO) Lease,
Series B, Zero Coupon, 6/30/2011 (a)                                                   5,000,000                3,885,200
North Slope Borough, AK, Other GO, Series B,
Zero Coupon, 6/30/2005 (a)                                                            43,800,000               43,287,102
                                                                                                          --------------
                                                                                                               63,302,696

Arizona 1.6%
Arizona, School District GO, School Facilities
Board Revenue:
Series B, 5.25%, 9/1/2017 (a)                                                          6,500,000                7,184,060
5.5%, 7/1/2014                                                                         5,000,000                5,654,750
5.5%, 7/1/2015                                                                         3,000,000                3,392,850
5.5%, 7/1/2016                                                                         5,000,000                5,638,450
Arizona, Water & Sewer Revenue, Infrastructure
Financing Authority:
Series A, Prerefunded, 5.375%, 10/1/2016                                               3,540,000                4,035,281
Series A, Prerefunded, 5.375%, 10/1/2017                                               2,280,000                2,598,995
Series A, Prerefunded, 5.375%, 10/1/2018                                               2,200,000                2,507,802
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)                                                                    7,500,000                8,532,150
5.25%, 7/1/2017 (a)                                                                   10,000,000               11,379,500
Phoenix, AZ, Transportation/Tolls Revenue, Series A,
Zero Coupon, 7/1/2012 (a)                                                              4,675,000                3,487,831
Phoenix, AZ, Water & Sewer Revenue, Civic
Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)                                     4,105,000                4,816,725
Scottsdale, AZ, Other GO:
5.375%, 7/1/2014                                                                       2,680,000                3,058,630
5.375%, 7/1/2015                                                                       2,635,000                2,986,272
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (a)                                                                     1,430,000                1,622,421
5.5%, 7/1/2018 (a)                                                                     4,100,000                4,609,876
                                                                                                           --------------
                                                                                                               71,505,593

Arkansas 1.0%
Jonesboro, AR, Hospital & Healthcare Revenue,
Healthcare Facilities Authority, Bernard's Regional
Medical Center, Series A, 5.8%, 7/1/2012 (a)                                           4,025,000                4,363,825
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (a)                                                          19,750,000               23,428,832
Series A, 6.5%, 7/1/2015 (a)                                                          13,080,000               16,006,127
                                                                                                           --------------
                                                                                                               43,798,784

California 13.4%

Jail Project, ETM, 5.375%, 6/1/2009 (a)                                                5,000,000                5,415,600
Banning, CA, Water & Sewer Revenue, 1989 Water
System Improvement Project, 8.0%, 1/1/2019 (a)                                           960,000                1,275,264
Banning, CA, Water & Sewer Revenue, Water
System Reference & Improvement Project,
8.0%, 1/1/2019 (a)                                                                     1,080,000                1,359,709
California, Electric Revenue, Department of
Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020                                                              2,000,000                2,136,880
Series A, 5.375%, 5/1/2021                                                             5,000,000                5,366,450
Series A, 5.375%, 5/1/2022                                                            10,665,000               11,375,182
Series A, 5.875%, 5/1/2016                                                            20,000,000               22,800,400
California, Electric Revenue, Department Water Supply,
Inverse Floater, Series 309, 9.378%**, 5/1/2018 (a)                                    5,625,000                6,778,856
California, General Obligation, Economic Recovery:
Inverse Floater, Series R-278, 8.435%**, 7/1/2015 (a)                                  8,500,000               10,299,705
Inverse Floater, Series 926, 8.856%**, 7/1/2015                                        5,977,500                7,470,859
California, Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series A-1,
6.625%, 6/1/2040                                                                      27,295,000               24,755,200
California, Higher Education Revenue, 5.25%,
11/1/2020 (a)                                                                          6,315,000                6,861,500
California, Higher Education Revenue, Marymount
University, Zero Coupon, 10/1/2014 (a)                                                 1,000,000                  658,730
California, Public Works Board, Lease Revenue,
Department of Mental Health:
Series A, 5.5%, 6/1/2021                                                               5,275,000                5,689,404
Series A, 5.5%, 6/1/2022                                                               1,400,000                1,499,708
California, Senior Care Revenue, Statewide
Community Development Authority, California
Lutheran Homes, ETM, 5.5%, 11/15/2008                                                  2,250,000                2,439,743
California, Special Assessment Revenue,
Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043                                                               9,950,000               10,223,725
Series B, 5.625%, 6/1/2038                                                            37,265,000               38,589,025
Series 2003-A-1, 6.75%, 6/1/2039                                                      47,520,000               44,426,448
California, State (REV) Lease, 5.25%, 12/1/2020 (a)                                   22,040,000               23,757,577
California, State (REV) Lease, Public Works
Board, Department of Corrections:
Series C, 5.5%, 6/1/2020                                                               5,000,000                5,400,100
Series C, 5.5%, 6/1/2021                                                               2,500,000                2,684,325
California, State Agency (GO) Lease,
Series A, 6.3%, 12/1/2006 (a)                                                          8,095,000                8,905,229
California, State GO:
5.25%, 2/1/2017                                                                       17,450,000               19,051,212
5.25%, 2/1/2021                                                                       12,000,000               12,813,600
5.5%, 3/1/2015 (a) (c)                                                                20,000,000               22,393,800
6.25%, 10/1/2007 (a) (c)                                                               4,000,000                4,506,440
6.25%, 4/1/2008 (a) (c)                                                                5,000,000                5,680,100
6.6%, 2/1/2009 (a) (c)                                                                15,600,000               18,166,824
California, State University Revenue:
Series A, 5.125%, 5/15/2017 (a)                                                       10,000,000               10,923,300
Series A, 5.125%, 5/15/2018 (a)                                                        5,000,000                5,434,700
Series A, 5.25%, 11/1/2021 (a)                                                         4,000,000                4,321,840
California, Water & Sewer Revenue,
Series W, 5.5%, 12/1/2015                                                              3,390,000                3,836,870
Fairfield-Suisun, CA, Unified School District
(GO), Election 2002, 5.0%, 8/1/2024 (a)                                                3,840,000                4,003,008
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015                                                  11,000,000                7,155,500
Series A, ETM, Zero Coupon, 1/1/2017                                                   5,000,000                2,914,300
Foothill, CA, Transportation/Tolls Revenue,
Eastern Corridor Agency:
Series A, ETM, Step-up Coupon, 0% to 1/1/2005,
7.05% to 1/1/2009                                                                      5,000,000                5,765,300
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.1% to 1/1/2011                                                             4,000,000                4,790,680
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.1% to 1/1/2012                                                             4,000,000                4,790,680
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.15% to 1/1/2014                                                            6,250,000                7,499,750
Series A, ETM, Zero Coupon, 1/1/2018                                                  21,890,000               12,054,385
Series A, Prerefunded, 6.0%, 1/1/2016                                                 20,400,000               23,782,728
Los Angeles County, CA, County (GO) Lease:
Zero Coupon, 9/1/2007                                                                  4,030,000                3,707,560
Zero Coupon, 9/1/2009                                                                  5,425,000                4,543,275
Los Angeles, CA, Airport Revenue, Regional Airports
Improvement Corporation Lease, AMT:
1.32%*, 12/1/2025                                                                        300,000                  300,000
Series C, 7.5%, 12/1/2024                                                              2,500,000                2,156,200
Los Angeles, CA, Higher Education Revenue,
Unified School District, Inverse Floater:
Series PA-117, 8.92%**, 1/1/2011 (a)                                                   1,375,000                1,616,794
8.92%**, 7/1/2019 (a)                                                                  5,000,000                5,941,400
Los Angeles, CA, Sales & Special Tax Revenue,
Metropolitan Transportation Authority,
Series B, 5.25%, 7/1/2018 (a)                                                          7,470,000                8,133,859
Los Angeles, CA, School District GO,
Unified School District:
Series A, 5.0%, 7/1/2023 (a)                                                          12,000,000               12,543,960
Series A, 5.0%, 7/1/2024 (a)                                                          10,000,000               10,386,400
5.75%, 7/1/2015 (a)                                                                    2,000,000                2,364,080
5.75%, 7/1/2016 (a)                                                                   17,000,000               20,143,810
Los Angeles, CA, School District GO, Union
School District, Series A, 5.375%, 7/1/2018 (a)                                       16,575,000               18,418,803
Los Angeles, CA, State GO, Sanitation Distribution
Financing Authority Revenue, Inverse Floater,
Series 826, 8.53%**, 10/1/2021 (a)                                                    10,000,000               11,307,000
Los Angeles, CA, Water & Power Revenue, Power
Systems, Series A-2, 5.0%, 7/1/2018 (a)                                                4,000,000                4,296,520
Madera County, CA, Hospital & Healthcare Revenue,
Valley Childrens Hospital, 6.5%, 3/15/2010 (a)                                         2,840,000                3,339,158
Murrieta Valley, CA, School District GO, Unified
School District, Series A, Zero Coupon, 9/1/2014 (a)                                   4,235,000                2,799,674
Oakland, CA, Special Assessment Revenue,
Oakland Convention Centers, 5.5%, 10/1/2014 (a)                                        2,000,000                2,305,540
Roseville, CA, School District GO, Junior High,
Series B, Zero Coupon, 8/1/2015 (a)                                                    1,000,000                  626,140
San Diego, CA, School District GO, Series A,
Zero Coupon, 7/1/2014 (a)                                                              3,420,000                2,276,968
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)                                                                  6,300,000                6,900,516
5.681%, 4/22/2009 (a)                                                                  4,500,000                5,085,360
San Francisco, CA, Sales & Special Tax Revenue,
Bay Area Rapid Transit District, 6.75%, 7/1/2010 (a)                                   2,000,000                2,403,860
San Joaquin County, CA, County (GO) Lease,
Facilities Project, 5.5%, 11/15/2013 (a)                                               3,895,000                4,476,562
San Joaquin Hills, CA, Transportation/Tolls Revenue,
Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)                                                   5,000,000                3,770,250
Series A, Zero Coupon, 1/15/2013 (a)                                                  35,295,000               25,197,454
Series A, Zero Coupon, 1/15/2014 (a)                                                  14,905,000               10,100,671
Ukiah, CA, School District (GO) Lease,
Zero Coupon, 8/1/2015 (a)                                                              2,000,000                1,252,280
Vallejo City, CA, GO, Unified School District,
Series A, 5.9%, 2/1/2022 (a)                                                           3,905,000                4,672,215
                                                                                                           --------------
                                                                                                              611,120,945

Colorado 2.7%
Colorado, Hospital & Healthcare Revenue, Portercare
Adventist Health Project, 6.5%, 11/15/2031                                             3,000,000                3,277,830
Colorado, Senior Care Revenue, Health Facilities
Authority:
6.75%, 12/1/2015                                                                       1,750,000                1,816,045
6.75%, 12/1/2025                                                                       4,150,000                4,277,861
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)                                                   11,295,000                7,424,542
Series B, Zero Coupon, 9/1/2015 (a)                                                   21,500,000               13,363,540
Series B, Zero Coupon, 9/1/2017 (a)                                                    8,000,000                4,434,800
Series B, Zero Coupon, 9/1/2018 (a)                                                   20,560,000               10,773,235
Series B, Zero Coupon, 9/1/2019 (a)                                                   36,500,000               17,997,055
Series B, Zero Coupon, 9/1/2020 (a)                                                    7,000,000                3,246,600
Series B, Zero Coupon, 9/1/2034                                                       15,200,000                1,678,384
Series A, 5.75%, 9/1/2014 (a)                                                         14,700,000               17,277,792
Colorado, Transportation/Tolls Revenue, Public
Highway Authority, Zero Coupon, 9/1/2016 (a)                                           5,000,000                2,934,700
Denver, CO, Airport Revenue:
AMT, Series A, 7.4%, 11/15/2005                                                        1,250,000                1,284,688
AMT, Series A, 7.5%, 11/15/2006                                                        1,000,000                1,027,960
AMT, Series A, Prerefunded, 7.5%, 11/15/2023                                           1,240,000                1,279,754
AMT, Series A, 7.5%, 11/15/2023                                                        5,945,000                6,127,036
Denver, CO, Airport Revenue, Inverse Floater
Rites-PA 762, AMT, 10.373%**, 11/15/2013 (a)                                           5,000,000                6,307,450
Denver, CO, Sales & Special Tax Revenue,
Urban Renewal Tax Increment Revenue, AMT,
7.5%, 9/1/2004                                                                           110,000                  110,000
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010                                                               3,225,000                3,815,949
Series A, 6.5%, 12/1/2010                                                              3,000,000                3,592,860
Douglas County, CO, School District GO:
Series A, 6.5%, 12/15/2016 (a)                                                           715,000                  731,859
7.0%, 12/15/2013 (a)                                                                   2,500,000                3,172,225
Mesa County, CO, Residual Revenue, ETM,
Zero Coupon, 12/1/2011                                                                11,435,000                8,787,226
                                                                                                           --------------
                                                                                                              124,739,391

Connecticut 1.2%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2014 (a)                               8,390,000               10,508,475
Series II, Inverse Floater, 9.34%**, 10/1/2015 (a)                                     2,000,000                2,474,780
Series II, Inverse Floater, 9.34%**, 10/1/2016 (a)                                     1,050,000                1,343,811
Series II, Inverse Floater, 9.34%**, 10/1/2017 (a)                                       830,000                1,062,251
Connecticut, State GO:
Series A, 5.375%, 4/15/2016                                                            2,805,000                3,111,502
Series A, 5.375%, 4/15/2017                                                            4,870,000                5,385,149
Series A, 5.375%, 4/15/2018                                                            4,000,000                4,406,400
Series A, 5.375%, 4/15/2019                                                           10,075,000               11,056,708
Series C, 5.5%, 12/15/2014                                                             5,000,000                5,817,550
5.5%, 12/15/2015                                                                       5,000,000                5,851,800
Series B, 5.5%, 6/15/2018                                                              1,000,000                1,114,700
Series E, ETM, 6.0%, 3/15/2012                                                           170,000                  200,647
Greenwich, CT, Multi Family Housing Revenue,
6.35%, 9/1/2027                                                                        2,640,000                2,613,257
                                                                                                           --------------
                                                                                                               54,947,030

District of Columbia 0.6%
District of Columbia Series A1, Prerefunded,
6.5%, 6/1/2010 (a)                                                                     1,175,000                1,387,581
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (a)                                                          3,225,000                3,570,591
Series B3, 5.5%, 6/1/2009 (a)                                                          2,840,000                3,182,050
Series B3, 5.5%, 6/1/2012 (a)                                                          1,050,000                1,197,913
Series A1, 6.5%, 6/1/2010 (a)                                                          1,095,000                1,302,010
District of Columbia, Water & Sewer Revenue,
Public Utility Revenue:
5.5%, 10/1/2023 (a)                                                                    5,000,000                5,715,550
Series 14, Inverse Floater, 10.49%**, 10/1/2012 (a)                                    1,970,000                2,732,725
Series 15, Inverse Floater, 10.49%**, 10/1/2013 (a)                                    3,565,000                4,978,808
Series 16, Inverse Floater, 10.49%**, 10/1/2014 (a)                                    2,750,000                3,886,767
Series 13, Inverse Floater, 10.49%**, 10/1/2016 (a)                                    1,210,000                1,669,316
                                                                                                           --------------
                                                                                                               29,623,311

Florida 2.4%
Florida, Industrial Development Revenue,
Capital Travel Agency, Seminole Tribe
Convention, Series A, 10.0%, 10/1/2033                                                13,250,000               15,868,465
Florida, State GO, Board of Public Education,
Series D, 5.375%, 6/1/2016                                                             5,765,000                6,424,516
Highlands County, FL, Hospital & Healthcare Revenue:
Hospital-Adventist Health Systems, 5.25%, 11/15/2028                                   5,300,000                5,304,028
Adventist Hospital, Series A, 6.0%, 11/15/2031                                         7,000,000                7,474,180
Jacksonville, FL, Health Facilities Authority:
Prerefunded 10/1/2004, 11.5%, 10/1/2012                                                   35,000                   35,293
Prerefunded 10/1/2005, 11.5%, 10/1/2012                                                   40,000                   44,237
Prerefunded 10/1/2006, 11.5%, 10/1/2012                                                   15,000                   17,942
ETM, 11.5%, 10/1/2012                                                                     85,000                  133,094
Jacksonville, FL, Sales & Special Tax Revenue,
Local Government:
5.5%, 10/1/2014 (a)                                                                    3,000,000                3,400,200
5.5%, 10/1/2015 (a)                                                                    4,730,000                5,500,517
5.5%, 10/1/2016 (a)                                                                    6,760,000                7,868,573
5.5%, 10/1/2018 (a)                                                                    5,470,000                6,382,177
Lee County, FL, Airport Revenue:
AMT, Series 14, Inverse Floater, 10.7%**, 10/1/2013 (a)                                3,960,000                5,001,321
AMT, Series 14, Inverse Floater, 10.7%**, 10/1/2020 (a)                                1,410,000                1,746,567
AMT, Series 14, Inverse Floater, 10.95%**, 10/1/2015 (a)                               1,500,000                1,886,880
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)                                                   2,195,000                1,383,662
Series A, Zero Coupon, 10/1/2022 (a)                                                   7,000,000                2,733,010
Orange County, FL, Health Facilities Authority
Revenue, Series A, 6.25%, 10/1/2016 (a)                                                  290,000                  356,512
Orange County, FL, Health Facilities Authority,
Orlando Regional Facilities, Series A, ETM,
6.25%, 10/1/2016 (a)                                                                     710,000                  880,776
Orange County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Orlando Regional
Healthcare, Series C, 6.25%, 10/1/2021 (a)                                             6,000,000                7,368,060
Orlando, FL, Electric Revenue, Community
Utilities, 6.75%, 10/1/2017                                                            3,500,000                4,417,140
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (a)                                                                   5,000,000                5,805,050
5.75%, 10/1/2013 (a)                                                                   5,000,000                5,832,750
Pinellas County, FL, Health Facilities
Authority Revenue, Pooled Hospital Loan
Program, 1.36%*, 12/1/2015 (a)                                                         1,700,000                1,700,000
Sunrise, FL, Water & Sewer Revenue,
Utility Systems, 5.5%, 10/1/2018 (a)                                                  10,000,000               11,585,200
                                                                                                           --------------
                                                                                                              109,150,150

Georgia 1.8%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)                                                          4,240,000                4,753,888
Series B, 5.75%, 1/1/2011 (a)                                                          1,590,000                1,774,567
Series C, 6.0%, 1/1/2011 (a)                                                           7,375,000                8,316,198
Series C, 6.125%, 1/1/2012 (a)                                                         7,735,000                8,700,869
Atlanta, GA, Water & Sewer Revenue,
Series A, 5.5%, 11/1/2019 (a)                                                         13,000,000               15,143,960
Cobb County, GA, Hospital & Healthcare
Revenue, Series A, 5.625%, 4/1/2011 (a)                                                2,305,000                2,638,049
Fulton County, GA, Single Family Housing Revenue:
Series A, AMT, 6.55%, 3/1/2018                                                            30,000                   30,326
Series A, AMT, 6.6%, 3/1/2028                                                            450,000                  457,380
Georgia, Electric Revenue, Inverse Floater,
Rites-PA 786, 11.162%**, 1/1/2016                                                      4,600,000                6,716,690
Georgia, Electric Revenue, Municipal Electric
Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)                                           195,000                  232,356
Series Y, 6.4%, 1/1/2013 (a)                                                           3,305,000                3,918,342
Series V, 6.5%, 1/1/2012 (a)                                                           5,000,000                5,814,250
Series X, 6.5%, 1/1/2012 (a)                                                           3,500,000                4,056,675
Series W, 6.6%, 1/1/2018 (a)                                                          11,270,000               13,958,121
Georgia, Water & Sewer Revenue, Municipal
Electric Authority Power Revenue, Series W,
6.6%, 1/1/2018 (a)                                                                       200,000                  249,262
Macon-Bibb County, GA, Hospital & Healthcare
Revenue, Series C, 5.25%, 8/1/2011 (a)                                                 3,000,000                3,376,230
Monroe County, GA, Development Authority
Pollution Control Revenue, Oglethorpe Power,
Series B, 1.36%*, 1/1/2020 (a)                                                         1,000,000                1,000,000
                                                                                                           --------------
                                                                                                               81,137,163

Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B,
6.5%, 7/1/2013 (a)                                                                     6,680,000                7,762,160
Hawaii, State GO, Series CU, Prerefunded,
5.875%, 10/1/2014 (a)                                                                  1,500,000                1,744,020
                                                                                                           --------------
                                                                                                                9,506,180

Illinois 12.6%
Chicago, IL, Central Station Project, Series A,
Prerefunded, 8.9%, 1/1/2011                                                            1,140,000                1,147,934
Chicago, IL, Core City GO:
Zero Coupon, 1/1/2017 (a)                                                             20,000,000               11,455,200
Series B, 5.0%, 1/1/2011 (a)                                                           1,620,000                1,790,311
Series B, 5.125%, 1/1/2015 (a)                                                         9,550,000               10,593,242
Series A, 5.375%, 1/1/2013 (a)                                                        15,410,000               17,246,872
6.25%, 1/1/2011 (a)                                                                    3,000,000                3,523,470
Chicago, IL, Sales & Special Tax Revenue,
5.375%, 1/1/2014 (a)                                                                   5,000,000                5,649,300
Chicago, IL, School District (GO) Lease,
Board of Education:
Series A, 6.0%, 1/1/2016 (a)                                                          11,025,000               13,168,039
Series A, 6.0%, 1/1/2020 (a)                                                          46,340,000               55,961,111
Series A, 6.25%, 1/1/2009 (a)                                                          6,735,000                7,704,773
Series A, 6.25%, 1/1/2011 (a)                                                         10,000,000               11,744,900
Series A, 6.25%, 1/1/2015 (a)                                                         28,725,000               34,152,301
Chicago, IL, School District (GO) Lease,
Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (a)                                                         2,655,000                2,939,749
Series A, 5.25%, 12/1/2009 (a)                                                        10,420,000               11,629,866
Series A, 5.25%, 12/1/2011 (a)                                                         9,705,000               10,944,620
Chicago, IL, School District (REV) Lease,
Board of Education:
Series A, 6.25%, 1/1/2010 (a)                                                         11,550,000               13,414,632
6.25%, 12/1/2011 (a)                                                                   1,600,000                1,903,520
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)                                                   7,615,000                6,434,599
Series A, Zero Coupon, 12/1/2014 (a)                                                   2,000,000                1,297,040
6.0%, 12/1/2016 (a)                                                                    5,000,000                5,555,150
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)                                                             6,350,000                4,609,211
Zero Coupon, 11/1/2018 (a)                                                             5,165,000                2,692,360
5.375%, 1/1/2013 (a)                                                                   3,215,000                3,638,608
Cook & Dupage Counties, IL, School District
GO, Zero Coupon, 12/1/2009 (a)                                                         2,860,000                2,420,418
Cook County, IL ETM, Zero Coupon, 11/1/2004 (a)                                        3,205,000                3,198,366
Cook County, IL, County GO, 6.5%, 11/15/2014 (a)                                      18,560,000               22,935,520
Cook County, IL, County GO, Inverse Floater,
Rites-PA 591, 11.678%**, 11/15/2013                                                   10,610,000               15,384,924
Decatur, IL, Other GO, Zero Coupon, 10/1/2004 (a)                                      1,415,000                1,413,486
Hoffman Estates, IL, Sales & Special Tax
Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006                                                                 4,500,000                4,264,605
Zero Coupon, 5/15/2007                                                                15,460,000               14,131,058
Illinois, Airport Revenue, Metropolitan Pier
and Exposition Authority, Series A,
Zero Coupon, 6/15/2011 (a)                                                               895,000                  697,196
Illinois, Educational Facilities Authority,
Series A, ETM, Zero Coupon, 7/1/2005 (a)                                               7,100,000                7,015,013
Illinois, Health Facilities Authority,
ETM, 7.0%, 2/15/2009                                                                   3,570,000                3,977,158
Illinois, Higher Education Revenue,
Zero Coupon, 4/1/2015 (a)                                                              3,300,000                2,088,438
Illinois, Higher Education Revenue, University
Retirement System, Zero Coupon, 10/1/2005 (a)                                          7,000,000                6,885,340
Illinois, Hospital & Healthcare Revenue,
Adventist Health System, 5.5%, 11/15/2020                                             10,000,000               10,325,500
Illinois, Hospital & Healthcare Revenue,
Development Finance Authority, Adventist
Health System, 5.5%, 11/15/2029                                                        5,475,000                5,527,998
Illinois, Hospital & Healthcare Revenue,
Health Facilities Authority:
5.2%, 9/1/2012                                                                         1,000,000                1,042,240
6.0%, 8/15/2006 (a)                                                                    1,380,000                1,486,605
6.0%, 8/15/2007 (a)                                                                    1,460,000                1,613,972
6.0%, 8/15/2008 (a)                                                                    1,550,000                1,743,502
6.0%, 8/15/2009 (a)                                                                    1,640,000                1,868,288
6.25%, 8/15/2013 (a)                                                                   3,400,000                4,047,156
Series A, 6.25%, 1/1/2015 (a)                                                         17,000,000               19,863,310
6.4%, 6/1/2008 (a)                                                                     1,350,000                1,530,387
Illinois, Metropolitan Pier and Exposition
Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)                                   2,900,000                2,269,627
Illinois, Pollution Control Revenue,
Commonwealth Edison Co. Project,
Series D, 6.75%, 3/1/2015 (a)                                                         16,780,000               17,520,837
Illinois, Pollution Control Revenue,
Development Finance Authority
Pollution Control, 5.85%, 1/15/2014 (a)                                                5,000,000                5,776,000
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)                                  17,975,000               12,106,342
Illinois, Project Revenue, Metropolitan Pier and
Exposition Authority, Zero Coupon, 6/15/2016 (a)                                      10,000,000                5,931,500
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010                                                                        3,500,000                4,051,985
6.25%, 12/15/2011 (a)                                                                  3,000,000                3,570,960
6.25%, 12/15/2020 (a)                                                                  6,975,000                8,595,711
Series A, 6.5%, 12/15/2007 (a)                                                         4,765,000                5,405,940
Series A, 6.5%, 12/15/2008 (a)                                                         5,255,000                6,077,723
Series P, 6.5%, 6/15/2013                                                              2,100,000                2,485,833
Illinois, Sales & Special Tax Revenue, Development
Finance Authority, 7.5%, 11/15/2013                                                    3,750,000                3,869,925
Illinois, Sales & Special Tax Revenue,
Metropolitan Pier and Exposition Authority,
Zero Coupon, 6/15/2013 (a)                                                             7,565,000                5,284,909
Illinois, Special Assessment Revenue,
Metropolitan Pier and Exposition Authority,
Series A, Zero Coupon, 12/15/2018 (a)                                                  6,660,000                3,454,142
Illinois, State GO, 5.5%, 5/1/2016 (a)                                                 2,500,000                2,885,900
Illinois, Transportation/Tolls Revenue, Inverse
Floater Rites-PA 584, Regional Transportation
Authority, 11.921%**, 11/1/2021                                                       12,900,000               20,145,285
Illinois, Water & Sewer Revenue, Northwest
Suburban Municipal Joint Action Water Agency,
6.45%, 5/1/2007 (a)                                                                    2,575,000                2,863,838
Joliet, IL, Higher Education Revenue,
College Assistance Corp., North Campus
Extension Center Project, 6.7%, 9/1/2012 (a)                                           2,500,000                2,944,575
Kane Cook & Du Page County, IL, School District GO:
Series B, Zero Coupon, 1/1/2011 (a)                                                    1,040,000                  825,021
Series B, Zero Coupon, 1/1/2012 (a)                                                    1,300,000                  977,925
Series B, Zero Coupon, 1/1/2013 (a)                                                    4,595,000                3,276,419
Kane County, IL, School District GO,
Aurora West Side, Series A, 6.5%, 2/1/2010 (a)                                         1,775,000                2,083,885
Lake Cook Kane & McHenry Counties, IL,
School District GO, 6.3%, 12/1/2017 (a)                                                1,885,000                2,334,667
Lake County, IL, Higher Education Revenue,
District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)                                                   5,880,000                4,019,157
Series B, Zero Coupon, 12/1/2014 (a)                                                   5,985,000                3,881,392
Macon & Decatur Counties, IL, County (GO)
Lease, 6.5%, 1/1/2006 (a)                                                              1,500,000                1,593,765
Northern, IL, Higher Education Revenue,
University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (a)                                                             1,865,000                1,834,451
Zero Coupon, 10/1/2007 (a)                                                             1,865,000                1,731,149
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2004 (a)                                                             1,295,000                1,293,472
Zero Coupon, 10/1/2005 (a)                                                             1,295,000                1,272,079
Zero Coupon, 10/1/2006 (a)                                                             1,295,000                1,239,470
Rosemont, IL, Other GO, Tax Increment:
ETM, Zero Coupon, 12/1/2004 (a)                                                        6,000,000                5,980,860
Zero Coupon, 12/1/2005 (a)                                                             4,455,000                4,366,613
ETM, Zero Coupon, 12/1/2005 (a)                                                        7,060,000                6,919,929
ETM, Zero Coupon, 12/1/2007 (a)                                                        2,655,000                2,450,300
Skokie, IL, Other GO, Park District,
Series B, Zero Coupon, 12/1/2011 (a)                                                   3,000,000                2,293,890
St. Charles, IL, Multi Family Housing Revenue,
Wessel Court Project, AMT, 7.6%, 4/1/2024                                              3,310,000                3,416,847
University Park, IL, Sales & Special Tax
Revenue, Governors Gateway Industrial Park,
8.5%, 12/1/2011                                                                        1,980,000                2,042,964
Will County, IL, Community Unit School District
No. 201-U, ETM, Zero Coupon, 12/15/2006 (a)                                            3,725,000                3,556,965
Will County, IL, County GO:
Series B, Zero Coupon, 12/1/2011 (a)                                                   4,145,000                3,164,873
Series B, Zero Coupon, 12/1/2012 (a)                                                   2,480,000                1,791,056
Series B, Zero Coupon, 12/1/2013 (a)                                                  12,030,000                8,219,859
Series B, Zero Coupon, 12/1/2014 (a)                                                  10,255,000                6,650,573
Will County, IL, School District GO,
Community Unit School District No. 365-U,
Series B, Zero Coupon, 11/1/2015 (a)                                                   8,000,000                4,920,640
Winnebago County, IL, School District GO,
District No. 122 Harlem-Loves:
6.55%, 6/1/2009 (a)                                                                    1,675,000                1,951,727
6.55%, 6/1/2010 (a)                                                                    1,825,000                2,160,818
                                                                                                           --------------
                                                                                                              574,149,086

Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)                                                          10,160,000               11,657,178
Series B, 6.0%, 1/1/2012 (a)                                                           1,750,000                2,049,845
Indiana, Health Facilities Financing Authority,
ETM, 6.0%, 7/1/2010 (a)                                                                1,035,000                1,199,079
Indiana, Higher Education Revenue, Series H,
Zero Coupon, 8/1/2006 (a)                                                              6,000,000                5,780,520
Indiana, Hospital & Healthcare Revenue, Health
Facilities Finance Authority, Greenwood
Village South Project, 5.625%, 5/15/2028                                               2,100,000                1,849,953
Indiana, Hospital & Healthcare Revenue,
Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012                                                            4,660,000                5,123,064
Prerefunded, ETM, 6.0%, 7/1/2005 (a)                                                   1,535,000                1,591,503
ETM, 6.0%, 7/1/2005 (a)                                                                  485,000                  502,911
Prerefunded, ETM, 6.0%, 7/1/2006 (a)                                                   1,630,000                1,752,103
ETM, 6.0%, 7/1/2006 (a)                                                                  515,000                  553,239
Prerefunded, ETM, 6.0%, 7/1/2007 (a)                                                   1,725,000                1,906,297
ETM, 6.0%, 7/1/2007 (a)                                                                  545,000                  601,882
Prerefunded, ETM, 6.0%, 7/1/2008 (a)                                                     945,000                1,064,968
ETM, 6.0%, 7/1/2008 (a)                                                                  300,000                  337,323
Prerefunded, ETM, 6.0%, 7/1/2009 (a)                                                     980,000                1,121,512
ETM, 6.0%, 7/1/2009 (a)                                                                  310,000                  353,335
ETM, 6.0%, 7/1/2010 (a)                                                                  325,000                  374,176
Prerefunded, ETM, 6.0%, 7/1/2011 (a)                                                   1,100,000                1,284,338
ETM, 6.0%, 7/1/2011 (a)                                                                  345,000                  401,439
Prerefunded, ETM, 6.0%, 7/1/2012 (a)                                                   1,165,000                1,370,389
ETM, 6.0%, 7/1/2012 (a)                                                                  370,000                  431,498
Prerefunded, ETM, 6.0%, 7/1/2013 (a)                                                   1,230,000                1,456,209
ETM, 6.0%, 7/1/2013 (a)                                                                  390,000                  457,365
Prerefunded, ETM, 6.0%, 7/1/2014 (a)                                                   1,310,000                1,561,769
ETM, 6.0%, 7/1/2014 (a)                                                                  410,000                  482,857
Prerefunded, ETM, 6.0%, 7/1/2015 (a)                                                   1,385,000                1,658,219
ETM, 6.0%, 7/1/2015 (a)                                                                  440,000                  520,339
Prerefunded, ETM, 6.0%, 7/1/2016 (a)                                                   1,470,000                1,767,264
ETM, 6.0%, 7/1/2016 (a)                                                                  465,000                  550,755
Prerefunded, ETM, 6.0%, 7/1/2017 (a)                                                   1,560,000                1,882,062
ETM, 6.0%, 7/1/2017 (a)                                                                  490,000                  581,885
Prerefunded, ETM, 6.0%, 7/1/2018 (a)                                                   1,655,000                1,999,025
ETM, 6.0%, 7/1/2018 (a)                                                                  520,000                  618,930
Indiana, Transportation/Tolls Revenue,
Series A, 7.25%, 6/1/2015                                                              3,120,000                3,957,252
Indiana, Transportation/Tolls Revenue,
Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)                                                          4,550,000                5,294,744
Series A, ETM, 7.25%, 6/1/2015                                                           880,000                1,074,022
Indiana, Transportation/Tolls Revenue, Transportation
Finance Authority, Series A, 5.75%, 6/1/2012 (a)                                         450,000                  516,469
Merrillville, IN, School District (REV) Lease,
Multiple School Building Corp., First Mortgage,
Zero Coupon, 1/15/2011 (a)                                                             4,000,000                3,168,240
                                                                                                           --------------
                                                                                                               68,853,958

Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)                                                                   10,530,000               12,165,835
5.5%, 2/15/2016 (a)                                                                    6,645,000                7,689,528
5.5%, 2/15/2020 (a)                                                                    8,000,000                9,277,680
                                                                                                           --------------
                                                                                                               29,133,043

Kansas 1.0%
Johnson County, KS, School District GO,
Series B, 5.5%, 9/1/2015 (a)                                                           1,860,000                2,168,537
Kansas, Pollution Control Revenue,
Development Financing Authority:
Series II, 5.5%, 5/1/2014                                                              2,000,000                2,309,940
Series II, 5.5%, 11/1/2015                                                             1,000,000                1,160,890
Series II, 5.5%, 11/1/2017                                                             1,000,000                1,162,920
Kansas, Transportation/Tolls Revenue,
Development Financing Authority, Series A,
Prerefunded, 5.75%, 9/1/2013                                                           8,235,000                9,506,731
Kansas City, KS,  Electric Revenue,
Utility Systems Revenue:
Zero Coupon, 9/1/2004 (a)                                                              2,640,000                2,640,000
Zero Coupon, 9/1/2006 (a)                                                              1,375,000                1,322,997
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (a)                                                         3,575,000                3,575,000
ETM, Zero Coupon, 9/1/2005 (a)                                                         5,300,000                5,223,786
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                         12,000,000               12,266,760
Saline County, KS, School District GO, 5.5%, 9/1/2017 (a)                              3,240,000                3,645,648
                                                                                                           --------------
                                                                                                               44,983,209

Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue,
Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (a)                      13,670,000               14,780,141
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (a)                       8,245,000                8,990,018
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (a)                       5,130,000                5,601,447
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2015 (a)                       5,235,000                5,664,427
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (a)                       6,500,000                6,996,145
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)                                                                     6,770,000                7,894,497
5.5%, 8/1/2018 (a)                                                                     5,000,000                5,838,050
5.5%, 8/1/2019 (a)                                                                     6,870,000                8,014,817
5.5%, 8/1/2020 (a)                                                                     4,320,000                5,035,608
Kentucky, State (REV) Lease, Property and
Buildings Project No. 68, Prerefunded,
5.75%, 10/1/2015                                                                       5,375,000                6,212,210
Kentucky, State Agency (REV) Lease,
Property and Buildings Project No. 71:
5.5%, 8/1/2014                                                                         4,250,000                4,906,412
5.5%, 8/1/2015                                                                         4,000,000                4,620,280
Kentucky State, State Agency (REV) Lease,
Property and Buildings Project No. 69:
Series A, Prerefunded, 5.375%, 8/1/2016 (a)                                            2,905,000                3,305,367
Series A, 5.375%, 8/1/2016 (a)                                                         2,095,000                2,328,949
                                                                                                           --------------
                                                                                                               90,188,368

Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)                                                                   2,335,000                2,703,440
5.75%, 12/1/2016 (a)                                                                   2,465,000                2,849,564
5.75%, 12/1/2017 (a)                                                                   2,610,000                3,017,369
5.75%, 12/1/2018 (a)                                                                   2,760,000                3,187,165
Louisiana, Public Facilities Authority,
Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012                                                           1,000,000                1,116,990
Prerefunded, 5.9%, 2/1/2017                                                            1,000,000                1,121,870
New Orleans, LA, Other GO, Zero Coupon, 9/1/2005 (a)                                   2,500,000                2,463,075
Orleans, LA, Sales & Special Tax Revenue, Levee,
District Improvement Project, 5.95%, 11/1/2014 (a)                                     1,460,000                1,578,844
                                                                                                           --------------
                                                                                                               18,038,317

Maine 0.1%
Maine, Transportation/Tolls Revenue,
Turnpike Authority, 5.625%, 7/1/2017 (a)                                               4,350,000                4,899,405

Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue,
Series A, 5.9%, 7/1/2012 (a)                                                           3,100,000                3,643,554
Maryland, Hospital & Healthcare Revenue,
University of Maryland Medical System,
6.75%, 7/1/2030                                                                        4,000,000                4,514,120
Maryland, Project Revenue, Economic
Development Corp., Chesapeake Bay,
Series B, 7.75%, 12/1/2031 (c)                                                        37,000,000               36,930,810
Northeast, MD, Resource Recovery Revenue,
Waste Disposal Authority:
7.2%, 1/1/2006 (a)                                                                     4,940,000                5,082,667
7.2%, 1/1/2007 (a)                                                                     3,390,000                3,488,378
                                                                                                           --------------
                                                                                                               53,659,529

Massachusetts 5.3%
Massachusetts, Airport Revenue, Port
Authority, AMT, Series B, 5.5%, 7/1/2012 (a)                                           3,025,000                3,330,071
Massachusetts, Airport Revenue, Port
Authority, Delta Air Lines, Inc. Project,
AMT, Series A, 5.5%, 1/1/2017 (a)                                                      4,000,000                4,164,560
Massachusetts, Higher Education Revenue,
5.5%, 7/1/2022                                                                         9,000,000               10,476,270
Massachusetts, Higher Education Revenue,
Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)                                                          1,105,000                1,235,987
Series 2, 5.5%, 11/1/2018 (a)                                                          1,400,000                1,565,956
Massachusetts, Higher Education Revenue,
College Building Authority Project,
Series A, 7.5%, 5/1/2014                                                               5,500,000                7,106,715
Massachusetts, Higher Education Revenue,
Health & Educational Facilities Authority,
Massachusetts Institute of Technology,
Series I-1, 5.2%, 1/1/2028                                                            10,500,000               11,490,255
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority,
Massachusetts General, Hospital, Series F,
6.25%, 7/1/2012 (a)                                                                    1,000,000                1,151,710
Massachusetts, Industrial Development Revenue,
Development Finance Agency, Series A, 7.1%, 7/1/2032                                   4,950,000                4,792,145
Massachusetts, Port Authority Revenue, ETM,
13.0%, 7/1/2013                                                                        1,355,000                2,000,861
Massachusetts, Port Authority Revenue, AMT,
Port Authority, Delta Air Lines, Inc. Project,
Series A, 5.5%, 1/1/2018 (a)                                                           5,000,000                5,205,700
Massachusetts, Project Revenue, 9.2%, 12/15/2031                                      17,000,000               19,592,670
Massachusetts, Project Revenue, Health & Educational
Facilities Authority, Series B, 9.15%, 12/15/2023                                      3,000,000                3,468,840
Massachusetts, Resource Recovery Revenue,
Development Finance Agency, Resource Recovery,
Series 563, Inverse Floater, 9.77%**, 1/1/2016 (a)                                     3,375,000                4,188,071
Massachusetts, Sales & Special Tax Revenue, Federal
Highway Grant, Series A, Zero Coupon, 12/15/2014                                      27,680,000               18,048,190
Massachusetts, State GO, College Building
Authority Project, Series A, 7.5%, 5/1/2010                                            4,110,000                5,056,163
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)                                                          4,000,000                4,655,680
Series D, 5.5%, 11/1/2019 (a) (c)                                                      7,500,000                8,718,300
Series D, 5.5%, 11/1/2020 (a)                                                          2,000,000                2,324,580
Massachusetts, State GO, Inverse Floater,
Rites-PA 793, 9.966%**, 10/1/2008                                                      6,095,000                7,913,138
Massachusetts, State GO, Transportation Authority:
Series A, 5.875%, 3/1/2015                                                            10,075,000               11,835,908
Series B, 6.2%, 3/1/2016                                                              17,450,000               20,937,906
Massachusetts, Transportation/Tolls Revenue,
Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)                               10,000,000                5,582,700
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)                                                          34,315,000               39,867,510
Series J, 5.5%, 8/1/2021 (a)                                                           5,685,000                6,592,156
Massachusetts, Water & Sewer Revenue,
Water Resource Authority:
Series C, 6.0%, 12/1/2011                                                             10,000,000               11,763,700
Series A, 6.5%, 7/15/2009                                                              2,625,000                3,067,496
Series A, 6.5%, 7/15/2019                                                             13,710,000               16,902,100
                                                                                                           --------------
                                                                                                              243,035,338

Michigan 2.2%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (a)                                                           2,865,000                3,287,387
Series B, 6.25%, 4/1/2010                                                              3,410,000                3,498,387
Detroit, MI, School District GO:
Series C, 5.25%, 5/1/2014 (a)                                                          1,000,000                1,129,470
Series A, 5.5%, 5/1/2015 (a)                                                           6,675,000                7,541,615
Series A, 5.5%, 5/1/2017 (a)                                                           3,295,000                3,710,994
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (a)                                                       2,760,000                3,072,018
Series A-1, 5.375%, 4/1/2018 (a)                                                       3,000,000                3,323,310
Detroit, MI, Water & Sewer Revenue,
Series A, Zero Coupon, 7/1/2015 (a)                                                    8,710,000                5,491,220
Grand Rapids, MI, Water & Sewer Revenue,
Water Supply, 5.75%, 1/1/2016 (a)                                                      2,955,000                3,343,937
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)                             11,000,000               12,391,390
Michigan, Hospital & Healthcare Revenue, Finance
Authority, Series A, Prerefunded, 6.0%, 11/15/2013 (a)                                10,000,000               11,639,300
Michigan, Hospital & Healthcare Revenue, Hospital
Finance Authority, Gratiot Community Hospital,
6.1%, 10/1/2007                                                                        1,590,000                1,668,101
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)                                                          4,055,000                4,650,112
Series A, Prerefunded, 5.5%, 11/1/2016 (a)                                             9,545,000               10,945,824
Series A, 5.5%, 11/1/2017                                                              7,000,000                8,164,100
Michigan, State Agency (GO) Lease, Building Authority,
Inverse Floater, Series B, 9.432%**, 4/15/2009                                         2,500,000                3,138,825
Michigan, State Agency (GO) Lease, Inverse Floater,
Rites-PA 889R, Series A, 9.432%**, 4/15/2009                                           4,155,000                5,266,047
Michigan, State GO, 5.5%, 12/1/2015                                                    5,875,000                6,867,170
Michigan, University of Michigan Hospital
Revenue, Series A, 1.36%*, 12/1/2019                                                     600,000                  600,000
Tawas City, MI, Hospital Finance Authority, St. Joseph
Health Services, Series A, ETM, 5.6%, 2/15/2013 (b)                                    2,090,000                2,272,373
                                                                                                           --------------
                                                                                                              102,001,580

Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue,
Masonic Home North Ridge, 5.9%, 3/1/2019                                               1,335,000                1,362,688
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017                                                              3,240,000                3,853,170
Series A, 5.75%, 7/1/2018                                                              6,760,000                8,058,866
                                                                                                           --------------
                                                                                                               13,274,724

Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue,
South Central Regional Medical Center, 5.5%, 12/1/2017                                 1,375,000                1,384,460
Mississippi, State GO, 5.5%, 12/1/2015                                                 6,000,000                7,001,160
                                                                                                           --------------
                                                                                                                8,385,620

Missouri 2.3%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (a)                                                         8,125,000                9,239,262
Series AA, 6.4%, 6/1/2009 (a)                                                          8,640,000               10,020,240
Missouri, Hospital & Healthcare Revenue,
Health and Educational Facilities Authority,
Washington University, Series A, 5.5%, 6/15/2016                                      11,400,000               13,292,058
Missouri, Senior Care Revenue, Health & Educational
Facilities Authority, 5.75%, 2/1/2017                                                  3,250,000                3,371,940
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014                                                             2,000,000                2,267,600
Series A, 5.625%, 2/1/2016                                                             3,125,000                3,509,313
Missouri, Water & Sewer Revenue, Clarence
Cannon Wholesale, 6.0%, 5/15/2020                                                     10,000,000               10,164,500
Missouri, Water & Sewer Revenue, Environmental
Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016                                                             3,585,000                4,139,277
Series C, 5.375%, 7/1/2017                                                             4,305,000                4,971,758
Series C, 5.375%, 7/1/2018                                                             3,250,000                3,756,708
Series B, 5.5%, 7/1/2014                                                               3,000,000                3,479,160
Series B, 5.5%, 7/1/2015                                                               3,500,000                4,056,220
Series B, 5.5%, 7/1/2016                                                               5,065,000                5,876,615
St. Louis, MO, Airport Revenue, Series A,
5.625%, 7/1/2017 (a)                                                                   6,000,000                6,749,220
St. Louis, MO, County GO, Industrial Development
Authority, Convention Center Hotel,
Zero Coupon, 7/15/2016 (a)                                                             6,895,000                4,079,427
St. Louis, MO, Industrial Development Revenue,
St. Louis Convention, AMT:
Series A, 6.875%, 12/15/2020                                                           2,500,000                2,164,500
Series A, 7.25%, 12/15/2035                                                            5,000,000                4,308,550
St. Louis, MO, Special Assessment Revenue,
Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010                                  5,140,000                6,068,438
St. Louis, MO, State (GO) Lease, Industrial
Development Authority, Convention Center Hotel,
Zero Coupon, 7/15/2015 (a)                                                             4,200,000                2,625,000
                                                                                                           --------------
                                                                                                              104,139,786

Montana 0.1%
Montana, Higher Education Revenue,
Series F, 6.0%, 5/15/2019 (a)                                                          5,000,000                5,798,000

Nebraska 0.3%
Omaha, NE, Core City GO, Series A, ETM, 6.5%, 12/1/2018                                1,000,000                1,281,470
Omaha, NE, Public Power District, Electric
Revenue, Series B, ETM, 6.2%, 2/1/2017                                                 4,700,000                5,669,563
Omaha, NE, School District GO, ETM:
Series A, 6.5%, 12/1/2015                                                              1,480,000                1,867,005
Series A, 6.5%, 12/1/2016                                                              1,000,000                1,269,750
Series A, 6.5%, 12/1/2017                                                              4,000,000                5,108,640
Scotts Bluff County, Hospital & Healthcare
Revenue, 6.45%, 12/15/2004                                                               450,000                  455,963
                                                                                                            -------------
                                                                                                               15,652,391

Nevada 1.0%
Clark County, NV, Airport Revenue,
Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)                                                         1,500,000                1,610,985
Series C, 5.375%, 7/1/2019 (a)                                                         1,100,000                1,177,231
Series C, 5.375%, 7/1/2020 (a)                                                         1,100,000                1,171,346
Clark County, NV, School District GO,
Series B, Zero Coupon, 3/1/2005 (a)                                                    8,070,000                8,015,689
Henderson, NV, Hospital & Healthcare Revenue,
Catholic Healthcare West, 5.375%, 7/1/2026                                            15,000,000               14,521,500
Las Vegas, NV, Transportation/Tolls Revenue,
Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)                                                              5,000,000                3,544,900
7.375%, 1/1/2040                                                                      15,000,000               14,720,700
                                                                                                           --------------
                                                                                                               44,762,351

New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood
Heritage Heights, 7.35%, 1/1/2018                                                      2,500,000                2,543,025
New Hampshire, Senior Care Revenue, Higher Education
Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                                   4,000,000                4,056,880
                                                                                                           --------------
                                                                                                                6,599,905

New Jersey 7.3%
Atlantic City, NJ, School District GO,
Board of Education, 6.1%, 12/1/2014 (a)                                                4,500,000                5,433,255
New Jersey, Economic Development Authority
Revenue, Motor Vehicle Surplus:
Series A, 5.0%, 7/1/2022 (a)                                                           7,140,000                7,504,782
Series A, 5.0%, 7/1/2023 (a)                                                           8,845,000                9,239,222
New Jersey, Economic Development Authority,
Special Facilities Revenue, Continental Airlines, Inc.
Project, AMT, 6.4%, 9/15/2023                                                          7,500,000                5,783,025
New Jersey, Garden State Preservation Trust, Open Space
& Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a) (d)                                    5,000,000                5,431,200
New Jersey, Highway Authority Revenue, Garden
State Parkway, ETM, 6.5%, 1/1/2011                                                     3,006,000                3,364,796
New Jersey, Highway Authority Revenue, Garden
State Parkway, Inverse Floater, Series 247,
ETM, 9.435%**, 1/1/2013 (a)                                                           14,935,000               19,555,292
New Jersey, Industrial Development Revenue,
Economic Development Authority, Harrogate, Inc.,
Series A, 5.875%, 12/1/2026                                                            1,000,000                1,002,170
New Jersey, Resource Recovery Revenue, Tobacco
Settlement Financing Corp., 5.75%, 6/1/2032                                           17,470,000               15,845,640
New Jersey, Senior Care Revenue, Economic
Development Authority, United Methodist Homes:
5.5%, 7/1/2019                                                                         4,000,000                3,918,320
5.75%, 7/1/2029                                                                        2,500,000                2,399,375
New Jersey, Special Assessment Revenue,
6.75%, 6/1/2039                                                                       35,480,000               33,073,037
New Jersey, State (REV) Lease, Transportation
Trust Fund Authority, Inverse Floater,
Rites-PA 785, 10.432%**, 9/15/2015 (a)                                                 5,190,000                6,954,444
New Jersey, State Agency (GO) Lease, Transportation
Trust Fund Authority, Series A, 5.625%, 6/15/2014                                      3,555,000                4,085,726
New Jersey, State Agency (GO) Lease, Transportation
Trust Fund Authority, Inverse Floater, Residual
Certificates, Series 224, 10.0%**, 6/15/2016                                          11,000,000               14,717,450
New Jersey, State GO:
5.25%, 7/1/2016                                                                        5,000,000                5,662,600
Series H, 5.25%, 7/1/2017                                                             14,665,000               16,592,714
New Jersey, Tobacco Settlement Filing Corp.,
6.25%, 6/1/2043                                                                       28,000,000               24,004,680
New Jersey, Transportation Trust Fund Authority,
Transportation System, Series C, 5.5%, 6/15/2023                                      15,000,000               16,333,500
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)                                                         5,000,000                5,796,500
Series A, 5.75%, 6/15/2017                                                             8,000,000                9,359,680
New Jersey, Transportation/Tolls Revenue,
Economic Development Authority, Series A,
Prerefunded, 5.875%, 5/1/2014 (a)                                                      5,000,000                5,704,450
New Jersey, Transportation/Tolls Revenue,
Federal Transportation Administration Grants,
Series B, Prerefunded, 5.75%, 9/15/2013 (a)                                           11,000,000               12,718,530
New Jersey, Transportation/Tolls Revenue,
Turnpike Authority:
Inverse Floater Rites-PA 613, 11.412%**, 1/1/2011 (a)                                 21,170,000               30,746,249
Inverse Floater Rites-PA 614, 11.412%**, 1/1/2016 (a)                                  3,830,000                5,562,501
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)                                        38,720,000               47,160,573
Series C, 6.5%, 1/1/2016 (a)                                                          10,750,000               13,181,220
                                                                                                           --------------
                                                                                                              331,130,931

New Mexico 0.2%
Albuquerque, NM, Hospital and Healthcare Revenue,
Southwest Community Health Services, Prerefunded,
10.125%, 8/1/2012                                                                      3,135,000                3,856,269
New Mexico, Single Family Housing Revenue,
Mortgage Finance Authority, AMT, Series E2,
6.8%, 3/1/2031                                                                         4,765,000                5,214,483
                                                                                                           --------------
                                                                                                                9,070,752

New York 6.4%
Monroe County, NY, Airport Revenue:
Inverse Floater, Rites-PA 585B, AMT, 9.914%**, 7/1/2011                                2,515,000                3,246,890
Inverse Floater, Rites-PA 585A, AMT, 9.917%**, 1/1/2014                                2,005,000                2,541,879
Inverse Floater, Rites-PA 585C, AMT, 10.168%**, 7/1/2012                               1,915,000                2,512,901
Nassau County, NY, Sales & Special Tax Revenue,
Interim Finance Authority:
Series A, Prerefunded, 5.75%, 11/15/2015                                               3,060,000                3,549,049
Series A, Prerefunded, 5.75%, 11/15/2016 (a)                                           4,250,000                4,929,235
New York, Core City GO, 5.875%, 2/15/2019                                                580,000                  614,661
New York, Electric Revenue, ETM,
Zero Coupon, 6/1/2009 (a)                                                              2,050,000                1,795,103
New York, Higher Education Revenue, 5.75%, 7/1/2013                                   10,000,000               11,494,800
New York, Higher Education Revenue,
Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)                                                        11,860,000               13,459,914
Series F, Prerefunded, 5.375%, 7/1/2007                                                  465,000                  508,342
Series F, 5.375%, 7/1/2007                                                             1,535,000                1,665,245
New York, Higher Education Revenue,
Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)                                                         5,075,000                5,921,814
Series B, 6.0%, 7/1/2014 (a)                                                           7,000,000                8,386,910
New York, Sales & Special Tax Revenue,
Thruway Authority, Series A, 5.5%, 3/15/2018                                           5,000,000                5,617,700
New York, School District GO, Dormitory Authority,
City University, Series A, 5.5%, 5/15/2019                                             1,500,000                1,718,460
New York, Senior Care Revenue, Dormitory Authority,
City University, Series A, 5.25%, 5/15/2021                                            2,000,000                2,220,840
New York, Senior Care Revenue, Metropolitan
Transportation Authority, Series O, ETM,
5.75%, 7/1/2013 (a)                                                                    6,775,000                7,757,511
New York, Series J, Prerefunded, 5.875%, 2/15/2019                                     2,820,000                3,033,841
New York, State (GO) Lease, Urban Development
Corp., State Facilities, 5.6%, 4/1/2015                                                4,655,000                5,323,505
New York, State Agency (GO) Lease,
Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)                                                      3,500,000                3,973,025
Series D, ETM, 7.0%, 7/1/2009 (a)                                                      2,985,000                3,338,514
Series C, 7.5%, 7/1/2010 (a)                                                           5,750,000                6,703,465
New York, State Agency (GO) Lease,
Metropolitan Transportation Authority,
Series A, ETM, 6.0%, 4/1/2020 (a)                                                      5,000,000                6,070,300
New York, State Agency (GO) Lease,
Urban Development Authority, Correctional
Facilities, Series A, 6.5%, 1/1/2011 (a)                                               4,500,000                5,357,745
New York, State Agency (GO) Lease,
Urban Development Corp., 5.7%, 4/1/2020                                                3,600,000                4,206,060
New York, State GO, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)                                                       10,000,000               10,682,300
Series A-1, 5.5%, 6/1/2019                                                             6,850,000                7,524,930
Series R 232, 9.67%, 6/1/2022 (a)                                                      6,300,000                7,159,635
New York, Transportation/Tolls Revenue,
Inverse Floater, Securities Trust Certificates,
144A, 9.19%**, 11/15/2017 (a)                                                          7,500,000                9,466,425
New York, Transportation/Tolls Revenue,
Metropolitan Transportation Authority:
Series C, Prerefunded, 7/1/2012, 5.125%, 7/1/2013 (a)                                  3,470,000                3,917,908
Series C, Prerefunded, 1/1/2012, 5.125%, 7/1/2013 (a)                                  1,530,000                1,720,561
5.5%, 11/15/2018 (a)                                                                   5,000,000                5,639,950
New York, Transportation/Tolls Revenue,
Thruway Authority Service Contract, Local
Highway and Bridge Building, Prerefunded,
5.625%, 4/1/2012 (a)                                                                   5,470,000                6,237,988
New York, Transportation/Tolls Revenue,
Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)                                                         3,750,000                4,192,762
Series E, 5.5%, 11/15/2021 (a)                                                         6,000,000                6,660,660
New York, Transportation/Tolls Revenue,
Triborough Bridge and Tunnel Authority,
Series Y, ETM, 5.5%, 1/1/2017                                                          5,050,000                5,858,505
New York, Water & Sewer Revenue, Environmental
Facilities Corp., State Water Pollution Control,
Series E, 6.875%, 6/15/2014                                                            4,560,000                4,648,783
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013                                                                    6,555,000                7,043,807
AMT, 6.0%, 7/1/2015                                                                    2,500,000                2,683,150
Inverse Floater, AMT, Series II, 10.26%**, 10/15/2007 (a)                              6,160,000                7,415,716
New York and New Jersey, Port Authority Revenue,
Special Obligation, AMT, Series 4, 7.0%, 10/1/2007                                     1,400,000                1,450,792
New York, NY Series E, ETM, 7.0%, 12/1/2007 (a)                                        1,385,000                1,514,511
New York, NY, Core City GO:
Series G, Zero Coupon, 8/1/2009 (a)                                                    4,995,000                4,328,517
Series F, 5.25%, 8/1/2016                                                              5,000,000                5,346,750
Series C, 5.375%, 11/15/2017 (a)                                                       5,000,000                5,466,350
Series A, 5.75%, 8/1/2016                                                              6,350,000                7,063,296
Series A, 6.5%, 5/15/2012                                                              7,000,000                8,073,730
Series G, 6.75%, 2/1/2009                                                              2,000,000                2,314,380
New York, NY, GO, Series E, 6.5%, 2/15/2005                                            3,995,000                4,083,449
New York, NY, Sports, Expo & Entertainment Revenue,
Industrial Development Agency, USTA National
Tennis Center:
6.5%, 11/15/2010 (a)                                                                   3,485,000                3,591,885
6.6%, 11/15/2011 (a)                                                                   3,000,000                3,092,610
New York, NY, State GO, Series A, 5.25%, 3/15/2015                                     2,500,000                2,742,100
New York, NY, Water & Sewer Revenue,
Municipal Water Financial Authority,
Series A, 5.375%, 6/15/2019                                                           25,000,000               27,411,000
Suffolk County, NY, Water & Sewer Revenue,
Industrial Development Agency, 6.0%, 2/1/2007 (a)                                      8,000,000                8,747,360
                                                                                                           --------------
                                                                                                              292,027,519

North Carolina 1.3%
Charlotte, NC, Core City GO, 5.5%, 8/1/2018                                            4,165,000                4,680,502
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014                                                                         3,105,000                3,553,859
5.5%, 6/1/2017                                                                         3,255,000                3,628,381
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)                                  4,000,000                4,320,240
North Carolina, Electric Revenue, Catawba
Municipal Power Agency, 6.0%, 1/1/2011 (a)                                             8,235,000                9,554,659
North Carolina, Electric Revenue,
Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)                                                                     8,775,000               10,498,849
Series B, 6.0%, 1/1/2022 (a) (c)                                                      18,775,000               22,453,585
                                                                                                           --------------
                                                                                                               58,690,075

Ohio 2.8%
Akron, OH, Higher Education Revenue,
Prerefunded, 5.75%, 1/1/2013 (a)                                                       2,365,000                2,722,990
Akron, OH, Project Revenue, Economic
Development, 6.0%, 12/1/2012 (a)                                                       1,000,000                1,171,560
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (a)                                    385,000                  420,809
Avon, OH, School District GO, 6.5%, 12/1/2015 (a)                                        940,000                1,174,925
Batavia, OH, Local School District,
Prerefunded, 7.0%, 12/1/2014 (a)                                                         500,000                  543,980
Beavercreek, OH, School District GO, Local
School District, 6.6%, 12/1/2015 (a)                                                   1,500,000                1,869,135
Big Walnut, OH, School District GO, Local
School District, Zero Coupon, 12/1/2012 (a)                                              420,000                  303,349
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012                                                               1,280,000                1,463,117
Series A, 5.75%, 6/1/2015 (a)                                                          2,000,000                2,294,560
Series A, 5.75%, 6/1/2016 (a)                                                          1,500,000                1,720,920
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014                                                                        1,500,000                1,695,135
5.5%, 12/1/2017                                                                        1,000,000                1,119,890
Cleveland, OH, Core City (REV) Lease, Parking
Facility Revenue, 6.0%, 9/15/2009 (a)                                                  1,385,000                1,593,816
Cleveland, OH, Electric Revenue, Public Power
Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)                                        1,050,000                1,236,911
Cleveland, OH, Sales & Special Tax Revenue,
Urban Renewal Tax Increment, Rock & Roll Hall
of Fame and Museum Project, 6.75%, 3/15/2018                                           1,000,000                1,009,850
Cleveland, OH, Water & Sewer Revenue, Series J,
5.375%, 1/1/2016 (a)                                                                   2,000,000                2,226,100
Cleveland-Cuyahoga County, OH, Port Authority
Revenue, AMT, ETM, 6.0%, 3/1/2007                                                      1,830,000                1,960,790
Crawford County, OH, Prerefunded, 6.75%, 12/1/2019 (a)                                   700,000                  723,562
Cuyahoga County, OH, County (GO), 5.65%, 5/15/2018                                       500,000                  586,650
Cuyahoga County, OH, County (GO) Lease, 5.0%, 12/1/2020                                1,000,000                1,060,660
Cuyahoga County, OH, Multi Family Housing
Revenue, AMT, 6.5%, 10/20/2020                                                         1,000,000                1,037,170
Dublin, OH, School District GO, Zero Coupon, 12/1/2011 (a)                             1,095,000                  845,658
Fayette County, OH, School District GO, Rattlesnake
Improvement Area Project, 5.9%, 12/1/2013                                                105,000                  115,497
Finneytown, OH, Other GO, Local School
District, 6.2%, 12/1/2017 (a)                                                            320,000                  393,213
Franklin County, OH, Hospital & Healthcare
Revenue, Presbyterian Services:
5.25%, 7/1/2008                                                                          500,000                  520,715
5.5% , 7/1/2017                                                                        1,000,000                  999,460
Franklin County, OH, School District GO, 6.5%, 12/1/2013                                 500,000                  603,990
Green Springs, OH, Senior Care Revenue, Hospital and
Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014                               4,635,000                4,325,428
Green Springs, OH, Senior Care Revenue, St. Francis
Health Care Center Project, Series A, 7.125%, 5/15/2025                                4,405,000                3,818,783
Hamilton County, OH, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (a)                                                         2,000,000                2,294,040
Series B, 5.75%, 12/1/2015 (a)                                                         4,240,000                4,841,402
Hilliard, OH, School District GO, Series A,
Zero Coupon, 12/1/2012 (a)                                                             1,655,000                1,214,555
Huber Heights, OH, Water & Sewer Revenue,
Zero Coupon, 12/1/2012 (a)                                                             1,005,000                  737,539
Lakeview, OH, Local School District,
Prerefunded, 6.9%, 12/1/2014 (a)                                                         700,000                  723,821
Liberty Benton, OH, School District GO,
Zero Coupon, 12/1/2014 (a)                                                               570,000                  372,449
Liberty, OH, School District GO, Zero Coupon, 12/1/2012 (a)                              255,000                  187,045
Lorain County, OH, Hospital Revenue, Series A,
Series A, Prerefunded, 5.9%, 12/15/2008                                                1,000,000                1,024,450
Lorain County, OH, Lakeland Community Hospital, Inc.,
ETM, 6.5%, 11/15/2012                                                                    865,000                  874,489
Lucas County, OH, Flower Hospital, Prerefunded,
6.125%, 12/1/2013                                                                      1,375,000                1,403,765
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014                                                             2,000,000                2,101,560
Series A, 6.75%, 7/1/2020                                                              2,000,000                2,084,440
Marion County, OH, Senior Care Revenue,
Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015                                                                       3,600,000                3,637,836
6.375%, 11/15/2010                                                                     2,844,000                2,890,101
Miami County, OH, Hospital & Healthcare Revenue,
Upper Valley Medical Center, Series C, 6.25%, 5/15/2013                                1,000,000                1,045,900
Napoleon, OH, Hospital & Healthcare Revenue,
Lutheran Orphans Home, 6.875%, 8/1/2023                                                  360,000                  367,200
North Olmstead, OH, Other GO, 6.2%, 12/1/2011 (a)                                      2,000,000                2,325,220
Ohio, Building Authority, Juvenile Correctional
Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (a)                                     200,000                  204,882
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008                               2,325,000                2,660,544
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014                                                                        1,000,000                1,191,880
Series B, 6.5%, 10/1/2020                                                              2,250,000                2,811,330
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016                                                              1,000,000                1,147,910
Series A, 6.0%, 12/1/2017                                                              1,060,000                1,216,785
Ohio, Higher Education Revenue, University of
Findlay Project, 6.125%, 9/1/2016                                                        400,000                  404,684
Ohio, Higher Education Revenue, University of
Ohio, General Receipts, 5.75%, 6/1/2016 (a)                                            1,250,000                1,420,262
Ohio, Higher Education Revenue, Xavier University,
6.0%, 5/15/2011 (a)                                                                      240,000                  268,078
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, 1/15/2013, Zero Coupon, 1/15/2015 (a)                                     4,360,000                2,545,237
Prerefunded, 7/15/2013, Zero Coupon, 1/15/2015 (a)                                     3,515,000                2,109,387
Ohio, School District GO, 6.0%, 12/1/2019 (a)                                            475,000                  579,885
Ohio, State (GO) Lease, Higher Education Revenue,
Series B, Prerefunded, 5.625%, 5/1/2015                                                1,000,000                1,142,250
Ohio, State Agency (REV) Lease, Administrative
Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)                                                          4,370,000                4,925,645
Series A, 5.5%, 10/1/2016 (a)                                                          3,790,000                4,259,240
Series A, 5.5%, 10/1/2018 (a)                                                          3,695,000                4,152,478
Ohio, State Agency (REV) Lease, Building Authority,
Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016                               3,665,000                4,094,831
Ohio, State GO, 6.0%, 8/1/2010                                                         1,000,000                1,164,270
Ohio, Transportation/Tolls Revenue, Series A,
5.5%, 2/15/2017 (a)                                                                    6,925,000                8,028,360
Ohio, Water & Sewer Revenue, Bay Shore Project,
AMT, Series A, 5.875%, 9/1/2020                                                        4,050,000                3,950,856
Olentangy, OH, School District GO, Series A,
Prerefunded, 5.85%, 12/1/2007                                                            400,000                  412,528
Olmsted Falls, OH, City School District,
Prerefunded, 6.85%, 12/15/2011 (a)                                                       250,000                  258,985
Sandusky County, OH, County GO, Prerefunded,
6.2%, 12/1/2013 (a)                                                                      500,000                  516,145
South Euclid Lyndhurst, OH, School District GO,
6.4%, 12/1/2018 (a)                                                                      535,000                  594,995
Springboro, OH, School District GO, Community City
School District, 6.0%, 12/1/2011 (a)                                                     500,000                  573,330
Summit County, OH Prerefunded, 6.4%, 12/1/2014 (a)                                     1,000,000                1,032,680
Toledo, OH, Other GO, Macys Project, AMT,
Series A, 6.35%, 12/1/2025 (a)                                                         1,000,000                1,124,260
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (a)                               1,000,000                1,050,010
Trumbull County, OH, County GO, Prerefunded,
6.2%, 12/1/2014 (a)                                                                      500,000                  516,095
Tuscarawas Valley, OH, School District GO
Prerefunded, 6.6%, 12/1/2015 (a)                                                         365,000                  395,302
Wayne, OH, School District GO:
6.45%, 12/1/2011 (a)                                                                     155,000                  187,300
6.6%, 12/1/2016 (a)                                                                      200,000                  251,978
Willoughby, OH, Senior Care Revenue, Industrial
Development Revenue, Series A, 6.875%, 7/1/2016                                        2,825,000                2,872,686
Wooster, OH, School District GO, Zero Coupon, 12/1/2013 (a)                              930,000                  646,722
                                                                                                           --------------
                                                                                                              126,396,245

Oklahoma 1.0%
Oklahoma, Hospital & Healthcare Revenue,
Valley View Hospital Authority:
5.75%, 8/15/2006                                                                       1,275,000                1,331,075
6.0%, 8/15/2014                                                                        2,695,000                2,751,433
Oklahoma, Water & Sewer Revenue, McGee
Creek Authority, 6.0%, 1/1/2023 (a)                                                   23,125,000               28,207,644
Tulsa, OK, Hospital & Healthcare Revenue,
Industrial Development Authority:
Zero Coupon, 12/1/2004 (a)                                                             5,430,000                5,412,678
Zero Coupon, 12/1/2006 (a)                                                             6,430,000                6,139,300
                                                                                                           --------------
                                                                                                               43,842,130

Oregon 0.4%
Chemeketa, OR, School District GO, ETM, 5.5%, 6/1/2015 (a)                             2,600,000                3,020,602
Oregon, State (GO) Lease, Administrative Services,
Series B, 5.375%, 5/1/2015 (a)                                                         7,550,000                8,432,368
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015                                                                      1,435,000                1,659,061
5.75%, 11/15/2016                                                                      3,140,000                3,630,280
                                                                                                           --------------
                                                                                                               16,742,311

Pennsylvania 3.6%
Allegheny County, PA, Airport Revenue, AMT:
Inverse Floater, Rites-PA 567A, 9.853%**, 1/1/2010 (a)                                 3,000,000                3,609,870
Inverse Floater, Rites-PA 567B, 9.853%**, 1/1/2011 (a)                                 1,500,000                1,827,255
Inverse Floater, Rites-PA 567D, 9.853%**, 1/1/2014 (a)                                 5,250,000                6,482,438
Inverse Floater, Rites-PA 567C, 9.862%**, 1/1/2013 (a)                                 3,160,000                3,910,721
Allegheny County, PA, Airport Revenue, Pittsburgh
International, AMT, Series A, 5.75%, 1/1/2013 (a)                                      3,080,000                3,445,873
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)                                                                     2,000,000                2,251,680
5.5%, 3/1/2016 (a)                                                                     1,000,000                1,122,370
5.5%, 3/1/2017 (a)                                                                     1,000,000                1,122,370
Berks County, PA, Hospital & Healthcare Revenue,
Municipal Authority, Reading Hospital and
Medical Center Project, 5.7%, 10/1/2014 (a)                                            1,000,000                1,155,440
Bucks County, PA, Water and Sewer Authority Revenue,
ETM, 6.375%, 12/1/2008                                                                   305,000                  327,835
Delaware County, PA, Senior Care Revenue, Hospital
and Healthcare Revenue, Series A, 6.6%, 7/1/2006                                       1,000,000                1,025,510
Delaware Valley, PA, Core City GO,  Regional Financial
Authority, Inverse Floater, Rites-PA 1028,
9.92%**, 1/1/2014                                                                     12,500,000               16,870,375
Erie County, PA, Industrial Development Revenue,
Pollution Control, Series A, 5.3%, 4/1/2012                                            1,000,000                1,072,780
Exeter Township, PA, School District GO,
Zero Coupon, 5/15/2017 (a)                                                             3,700,000                2,115,179
Indiana County, PA, Pollution Control Revenue, Industrial
Development Authority, 5.35%, 11/1/2010 (a)                                            1,000,000                1,134,430
Latrobe, PA, Higher Education Revenue, Industrial
Development Authority, 5.375%, 5/1/2013                                                1,000,000                1,086,830
Mckean County, PA, Hospital & Healthcare Revenue,
Bradford Hospital Project, 5.95%, 10/1/2008                                            2,800,000                2,860,816
Montgomery County, PA, Senior Care Revenue,
Industrial Development Authority, Retirement-Life
Communities, 5.25%, 11/15/2028                                                         3,500,000                3,262,140
New Castle, PA, Hospital & Healthcare Revenue,
Area Hospital Authority, Jameson Memorial Hospital,
6.0%, 7/1/2010 (a)                                                                       845,000                  972,857
Pennsylvania, Core City GO, Regional Finance
Authority Local Government, 5.75%, 7/1/2032                                           28,000,000               32,106,760
Pennsylvania, Higher Education Revenue,
Ursinus College, Prerefunded:
5.85%, 1/1/2017                                                                        1,475,000                1,630,686
5.9%, 1/1/2027                                                                         3,400,000                3,762,746
Pennsylvania, Hospital & Healthcare Revenue,
Economic Development Financing Authority,
UPMC Health System, Series A, 6.0%, 1/15/2031                                          7,340,000                7,748,104
Pennsylvania, Sales & Special Tax Revenue,
Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (a)                                                      2,200,000                2,665,432
Series A, 6.7%, 9/1/2014                                                               3,750,000                3,838,688
Series A, 6.75%, 9/1/2019                                                              8,775,000                8,981,300
Pennsylvania, Sales & Special Tax Revenue,
Intergovernmental Cooperative Authority:
Inverse Floater, 9.1%**, 6/15/2014 (a)                                                 2,500,000                3,011,050
Inverse Floater, 9.1%**, 6/15/2015 (a)                                                 2,250,000                2,620,395
Inverse Floater, 9.12%**, 6/15/2013                                                    2,225,000                2,679,834
Pennsylvania, State Agency (REV) Lease, Industrial
Development Authority, Economic Development,
5.8%, 7/1/2008 (a)                                                                     4,875,000                5,467,166
Pennsylvania, State GO:
6.25%, 7/1/2010                                                                        1,000,000                1,175,910
Inverse Floater, 18.62%**, 5/1/2019                                                    5,000,000                7,571,900
Pennsylvania, Transportation/Tolls Revenue,
5.25%, 7/1/2019                                                                        2,000,000                2,155,060
Pennsylvania, Transportation/Tolls Revenue, Community
Turnpike, Series S, 5.625%, 6/1/2014                                                   3,750,000                4,308,263
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)                              1,750,000                1,983,888
Philadelphia, PA, Industrial Development Revenue,
Industrial Development Authority, Series A,
6.5%, 10/1/2027                                                                        1,000,000                1,018,310
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)                           1,000,000                1,174,790
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (a)                             1,500,000                1,687,245
Pittsburgh, PA, Water and Sewer System, ETM,
7.25%, 9/1/2014 (a)                                                                      150,000                  182,426
Westmoreland County, PA, Hospital & Healthcare Revenue,
Industrial Development Authority, 5.375%, 7/1/2011 (a)                                 7,300,000                8,284,040
Westmoreland County, PA, Project Revenue,
Zero Coupon, 8/15/2017 (a)                                                             6,230,000                3,513,595
                                                                                                           --------------
                                                                                                              163,224,357

Puerto Rico 0.9%
Puerto Rico, Electric Revenue:
5.375%, 7/1/2018 (a)                                                                   8,710,000               10,037,665
Series S, 6.125%, 7/1/2009 (a)                                                         2,000,000                2,317,700
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater Rites PA 994RC, 9.481%**, 7/1/2007 (a)                                 3,000,000                3,985,800
Inverse Floater Rites PA 944RA, 9.481%**, 7/1/2015 (a)                                 3,720,000                5,000,201
Inverse Floater Rites PA 993R, 9.484%**, 7/1/2019                                     11,325,000               15,222,386
Inverse Floater Rites PA 620A, 10.461%**, 7/1/2013 (a)                                 2,500,000                3,490,825
Puerto Rico, State GO, Public Building Authority,
Series A, ETM, 6.25%, 7/1/2013 (a)                                                     1,000,000                1,215,410
                                                                                                           --------------
                                                                                                               41,269,987

Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)                                                      1,025,000                1,193,162
Series B, ETM, 5.8%, 8/1/2012 (a)                                                      2,500,000                2,929,975
Series B, ETM, 5.8%, 8/1/2013 (a)                                                      7,340,000                8,649,089
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (a)                                                          5,000,000                5,540,250
Series B, 5.25%, 5/15/2015 (a)                                                        22,000,000               24,680,040
Rhode Island, Water & Sewer Revenue, Clean Water
Protection Agency, Revolving Fund, Series A,
5.4%, 10/1/2015 (a)                                                                    2,000,000                2,273,800
                                                                                                           --------------
                                                                                                               45,266,316

South Carolina 0.8%
Lexington County, SC, Hospital & Healthcare
Revenue, 5.5%, 11/1/2032                                                               4,515,000                4,607,467
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)                                                                2,190,000                2,508,338
5.5%, 1/1/2012 (a)                                                                     2,810,000                3,185,163
Series A, ETM, 6.5%, 1/1/2016 (a)                                                        430,000                  537,208
South Carolina, Electric Revenue, Municipal
Power Agency, 6.75%, 1/1/2019 (a)                                                      3,525,000                4,478,760
South Carolina, Hospital & Healthcare Revenue,
Jobs Economic Development Authority,
Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                               7,740,000                8,514,232
Series A, Prerefunded, 7.375%, 12/15/2021                                              4,500,000                5,603,490
South Carolina, Transportation/Tolls Revenue,
Transportation Infrastructure, Series A,
5.5%, 10/1/2018 (a)                                                                    5,300,000                5,963,295
                                                                                                           --------------
                                                                                                               35,397,953

Tennessee 1.5%
Knox County, TN, Hospital & Healthcare Revenue,
Inverse Floater, Rites-PA 750, 9.932%**, 1/1/2012 (a)                                  8,940,000               11,571,131
Knox County, TN, Hospital & Healthcare Revenue,
Sanders Alliance:
5.75%, 1/1/2011 (a)                                                                   15,405,000               17,573,716
5.75%, 1/1/2014 (a)                                                                    2,000,000                2,300,540
6.25%, 1/1/2013 (a)                                                                    4,000,000                4,741,240
7.25%, 1/1/2009 (a)                                                                    3,750,000                4,423,800
Memphis, Tennessee, Electric System Revenue,
Sub-Series A, 5.0%, 12/1/2018 (a)                                                     22,700,000               24,321,461
Shelby County, TN, County GO, Zero Coupon, 8/1/2014                                    4,965,000                3,300,633
                                                                                                           --------------
                                                                                                               68,232,521

Texas 8.6%
Abilene, TX, Senior Care Revenue, Health
Facilities Development, Series A,
5.875%, 11/15/2018                                                                     3,250,000                3,283,280
Austin, TX, Project Revenue, Bergstrom
Landhost Enterprises, Inc. Airport Hotel Project,
Series A, 6.75%, 4/1/2027                                                             21,775,000               10,770,132
Austin, TX, School District GO, Independent
School District, 5.0%, 8/1/2015                                                        2,000,000                2,213,700
Austin, TX, Water & Sewer Revenue, Utility
Systems, Zero Coupon, 11/15/2012 (a)                                                  13,520,000                9,797,133
Boerne, TX, School District (GO) Lease,
Independent School District:
Zero Coupon, 2/1/2014                                                                  2,785,000                1,870,852
Zero Coupon, 2/1/2016                                                                  3,285,000                1,974,252
Brownsville, TX, Electric Revenue,
Utility Systems, 6.25%, 9/1/2010 (a)                                                   4,085,000                4,790,684
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009                                                                 1,500,000                1,260,765
Zero Coupon, 8/15/2010                                                                 3,130,000                2,477,583
Cypress and Fairbanks, TX, School District
(GO) Lease, Cypress-Fairbanks Texas Independent
School District, Series A, Zero Coupon, 2/15/2014                                      6,000,000                4,035,120
Cypress and Fairbanks, TX, School District GO,
Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012                                                       5,750,000                4,303,070
Series A, Zero Coupon, 2/15/2013                                                       8,840,000                6,268,974
Dallas Fort-Worth, TX, Airport Revenue, AMT,
5.75%, 11/1/2013 (a)                                                                   4,285,000                4,763,506
Dallas, TX, Airport Revenue, International Airport,
Inverse Floater, Series 350, AMT, 9.375%**, 5/1/2011 (a)                              17,875,000               20,738,039
Dallas, TX, Core City GO, Inverse Floater:
Series PA-1136, 8.89%**, 2/15/2018                                                     3,915,000                4,619,974
Series PA-1136, 8.89%**, 2/15/2020 (a)                                                 5,125,000                5,925,730
Series PA-1136, 9.05%**, 2/15/2019 (a)                                                 4,110,000                4,807,097
Dallas, TX, Single Family Housing Revenue,
Zero Coupon, 10/1/2016 (a)                                                             1,790,000                  523,199
Galveston County, TX, County GO, 5.5%, 2/1/2014 (a)                                    1,675,000                1,887,105
Galveston County, TX, County GO, Justice Center
and Public Safety Building, 5.5%, 2/1/2014 (a)                                         2,235,000                2,543,207
Grapevine-Colleyville, TX, School District GO,
Zero Coupon, 8/15/2010                                                                 2,160,000                1,759,730
Harris County, TX, County GO:
Series A, Zero Coupon, 8/15/2005 (a)                                                   4,025,000                3,968,891
Zero Coupon, 10/1/2017 (a)                                                             3,910,000                2,162,113
Harris County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp.,
Medical Center Project:
6.25%, 5/15/2009 (a)                                                                   2,965,000                3,399,521
6.25%, 5/15/2010 (a)                                                                   3,000,000                3,481,350
Hidalgo County, TX, Hospital & Healthcare Revenue,
Health Services Mission Hospital, 6.875%, 8/15/2026                                    2,880,000                2,915,424
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013 (a)                                                    6,000,000                6,707,100
AMT, Series A, 5.875%, 7/1/2015 (a)                                                    9,505,000               10,538,193
AMT, Series A, 6.0%, 7/1/2014 (a)                                                      5,030,000                5,600,754
Houston, TX, Airport Revenue, Continental Airlines
Project, AMT, Series C, 5.7%, 7/15/2029                                                2,000,000                1,324,320
Houston, TX, School District GO, Series A,
Zero Coupon, 2/15/2015                                                                26,000,000               15,686,580
Houston, TX, Transportation/Tolls Revenue,
Special Facilities, Continental Airlines, Inc.,
AMT, Series E, 6.75%, 7/1/2029                                                         3,100,000                2,381,854
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)                                                         8,000,000                8,713,360
Series A, 5.25%, 5/15/2021 (a)                                                        10,000,000               10,816,800
Series A, 5.25%, 5/15/2022 (a)                                                        30,000,000               32,252,400
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (a)                                                  15,000,000               14,702,400
Series C, Zero Coupon, 12/1/2009 (a)                                                  14,750,000               12,482,925
Series C, Zero Coupon, 12/1/2010 (a)                                                   5,000,000                4,036,100
Series C, Zero Coupon, 12/1/2012 (a)                                                   4,350,000                3,146,181
Series A, 5.5%, 12/1/2016 (a)                                                         10,000,000               11,249,900
Prerefunded, 5.75%, 12/1/2015 (a)                                                      5,000,000                5,859,250
Series B, Prerefunded, 5.75%, 12/1/2016 (a)                                            4,500,000                5,273,325
Laredo, TX, School District GO, Independent
School District, Prerefunded, 6.0%, 8/1/2011                                           2,465,000                2,837,733
Lubbock, TX, Health Facilities Development
Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)                                                     2,415,000                2,675,748
Series B, ETM, 5.625%, 12/1/2008 (a)                                                   4,400,000                4,950,572
Series B, ETM, 5.625%, 12/1/2009 (a)                                                   4,640,000                5,283,150
Montgomery County, TX:
Prerefunded, ETM, Zero Coupon, 9/1/2004 (a)                                              795,000                  795,000
Prerefunded, ETM, Zero Coupon, 9/1/2005 (a)                                              685,000                  675,150
Montgomery County, TX, County (GO) Lease:
Zero Coupon, 9/1/2004 (a)                                                              2,680,000                2,680,000
Zero Coupon, 9/1/2005 (a)                                                              2,790,000                2,748,791
Northeast, TX, Hospital & Healthcare Revenue,
Northeast Medical Center, 6.0%, 5/15/2010 (a)                                          2,180,000                2,502,749
Northside, TX, School District GO, 5.5%, 2/15/2014                                     2,685,000                3,026,049
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp.:
6.0%, 5/15/2011 (a)                                                                    4,615,000                5,181,999
6.0%, 5/15/2021 (a)                                                                    6,235,000                7,385,482
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)                                                           110,000                   61,758
Zero Coupon, 9/1/2017 (a)                                                              5,890,000                3,270,128
Texas, Electric Revenue, Municipal Power
Agency, Zero Coupon, 9/1/2016 (a)                                                     18,335,000               10,774,013
Texas, Multi Family Housing Revenue,
Department Housing & Community Affairs,
Series A, Prerefunded, 6.4%, 1/1/2027                                                  3,350,000                3,746,205
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2016 (a)                                                           340,000                  201,678
ETM, 6.1%, 9/1/2009 (a)                                                                4,435,000                5,134,754
Texas, Other GO, 7.0%, 9/15/2012                                                       7,524,900                7,714,678
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (a)                                                                    3,145,000                3,582,186
5.5%, 8/15/2015 (a)                                                                    3,435,000                3,885,466
5.5%, 8/15/2017 (a)                                                                    4,060,000                4,563,156
Texas, State Agency (GO) Lease, Public Finance
Authority, Series B, 6.25%, 2/1/2008 (a)                                               5,190,000                5,835,792
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (a)                                                                     1,000,000                1,108,150
5.5%, 2/1/2022 (a)                                                                     4,725,000                5,158,282
Texas, Water & Sewer Revenue, Water Development
Board Revenue, Series A, 5.625%, 7/15/2015                                             1,000,000                1,123,440
Travis County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (a)                                                        3,440,000                3,855,414
Series A, Prerefunded, 6.25%, 11/15/2016 (a)                                          13,770,000               16,185,809
Travis County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Ascension
Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)                                   2,780,000                3,267,723
Waxahachie, TX, School District GO, Independent
School District:
Zero Coupon, 8/15/2012                                                                 4,120,000                3,017,983
Zero Coupon, 8/15/2013                                                                 2,060,000                1,427,106
                                                                                                          --------------
                                                                                                              391,968,017

Utah 0.4%
Provo, UT, Electric Revenue, Series A,
ETM, 10.375%, 9/15/2015 (a)                                                            1,500,000                2,083,605
Salt Lake City, UT, Core City GO, 5.75%, 6/15/2014                                        25,000                   28,539
Salt Lake City, UT, Hospital & Healthcare Revenue,
IHC Hospitals, Inc., 6.15%, 2/15/2012                                                  1,500,000                1,757,250
Utah, Electric Revenue, Associated Municipal
Power System:
Zero Coupon, 7/1/2005 (a)                                                              5,900,000                5,830,852
Zero Coupon, 7/1/2006 (a)                                                              5,895,000                5,692,035
Zero Coupon, 7/1/2007 (a)                                                              3,750,000                3,503,925
Utah, Electric Revenue, Intermountain Power
Agency, Series A, ETM, 5.0%, 7/1/2012 (a)                                                540,000                  541,604
                                                                                                           --------------
                                                                                                               19,437,810

Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)                                                                   4,800,000                5,431,056
5.375%, 7/1/2014 (a)                                                                   5,055,000                5,716,598
                                                                                                           --------------
                                                                                                               11,147,654

Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public
Finance Authority, Series A, 6.5%, 10/1/2024                                             900,000                1,026,945

Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue,
Economic Development Authority, Greenspring Retirement
Community, Series A, 7.25%, 10/1/2019                                                  2,000,000                2,103,580
Fairfax County, VA, Hospital & Healthcare Revenue,
Economic Development Finance Authority,
Series A, 7.5%, 10/1/2029                                                              7,100,000                7,559,157
Richmond, VA, Core City GO, Public Improvement,
5.375%, 7/15/2015 (a)                                                                  2,285,000                2,544,073
Roanoke, VA, Hospital & Healthcare Revenue, Industrial
Development Authority, Roanoke Memorial Hospital,
Series B, 6.125%, 7/1/2017 (a)                                                         5,500,000                6,614,685
Virginia, Resource Recovery Revenue, Public Service
Authority Refunding, Series A, 5.25%, 7/1/2010 (a)                                     7,380,000                8,285,305
Virginia Beach, VA, Hospital & Healthcare Revenue,
Development Authority Hospital Facility
First Mortgage, 5.125%, 2/15/2018 (a)                                                  3,000,000                3,323,730
Winchester, VA, Hospital & Healthcare Revenue,
Industrial Development Authority, 5.5%, 1/1/2015 (a)                                   5,700,000                6,482,211
                                                                                                           --------------
                                                                                                               36,912,741

Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities,
Colombia River Rock, Zero Coupon, 6/1/2014 (a)                                        12,685,000                8,370,070
Clark County, WA, Electric Revenue, Public Utilities
District No. 001 Generating Systems, ETM,
6.0%, 1/1/2008 (a)                                                                     2,200,000                2,450,316
Clark County, WA, School District GO,
Zero Coupon, 12/1/2017 (a)                                                             6,725,000                3,685,973
Clark County, WA, School District GO, No. 98
Hockinson, 6.125%, 12/1/2011 (a)                                                       3,190,000                3,728,344
King and Snohomish Counties, WA, School District GO,
No. 417 Northshore, 5.6%, 12/1/2010 (a)                                                1,650,000                1,890,025
King County, WA, County GO, Series B,
Prerefunded, 6.625%, 12/1/2015                                                         8,835,000               10,239,588
King County, WA, County GO, Prerefunded,
6.625%, 12/1/2015                                                                      1,010,000                1,170,570
Port Seattle, WA, Airport Revenue, AMT,
Series B, 6.0%, 2/1/2014 (a)                                                           4,000,000                4,593,640
Seattle, WA, Airport Revenue, AMT, Series B,
6.0%, 2/1/2012 (a)                                                                     1,765,000                2,015,701
Skagit County, WA, School District GO,
District No. 100 Burlington Edison,
5.625%, 12/1/2015 (a)                                                                  4,925,000                5,561,704
Snohomish County, WA, School District GO,
5.75%, 12/1/2011 (a)                                                                   3,485,000                4,046,713
Snohomish County, WA, School District GO, School
District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)                                         3,325,000                3,769,253
Spokane County, WA, School District GO,
Series B, Zero Coupon, 12/1/2014 (a)                                                   2,500,000                1,621,300
Washington, Electric Revenue, Series A,
5.5%, 7/1/2017 (a)                                                                    11,200,000               12,361,888
Washington, Electric Revenue, Public Power
Supply Nuclear Project #2, 5.7%, 7/1/2008 (a)                                          1,270,000                1,418,857
Washington, Electric Revenue, Public Power
Supply System, Series A, 6.0%, 7/1/2007 (a)                                            7,000,000                7,745,850
Washington, Electric Revenue, Public Power
Power Supply System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008                                                                    3,730,000                4,178,831
7.25%, 7/1/2006                                                                          415,000                  455,263
Washington, Electric Revenue, Public Power
Supply Systems:
Series A, Zero Coupon, 7/1/2005 (a)                                                    4,125,000                4,074,964
Series A, Zero Coupon, 7/1/2006 (a)                                                    1,380,000                1,331,286
Series B, Zero Coupon, 7/1/2006 (a)                                                    5,555,000                5,361,797
Zero Coupon, 7/1/2007 (a)                                                              4,375,000                4,081,043
Series A, Zero Coupon, 7/1/2010 (a)                                                    5,860,000                4,784,866
Series A, Zero Coupon, 7/1/2011 (a)                                                    4,200,000                3,281,334
Series B, 7.25%, 7/1/2009 (a)                                                         10,300,000               11,829,859
Washington, Hospital & Healthcare Revenue,
Health Care Facilities Authority:
5.75%, 11/1/2007 (a)                                                                   7,350,000                8,122,264
5.8%, 11/1/2008 (a)                                                                    4,865,000                5,462,082
5.8%, 11/1/2009 (a)                                                                    4,595,000                5,209,397
5.8%, 11/1/2010 (a)                                                                    2,100,000                2,407,818
Washington, State GO, Series 5,
Zero Coupon, 1/1/2017 (a)                                                              4,535,000                2,597,467
                                                                                                           --------------
                                                                                                              137,848,063

West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue,
Hospital Finance Authority, Charleston Medical
Center, 6.75%, 9/1/2030                                                                  590,000                  644,398
West Virginia, Hospital Finance Authority,
Charleston Medical Center, Prerefunded,
6.75%, 9/1/2030                                                                        2,410,000                2,929,717
                                                                                                           --------------
                                                                                                                3,574,115

Wisconsin 2.1%
Milwaukee County, WI Series A, ETM,
Zero Coupon, 12/1/2011 (a)                                                               220,000                  169,059
Wisconsin, Hospital & Healthcare Revenue,
Health & Education Facilities Authority,
Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029                                                             21,800,000               21,584,616
6.875%, 4/15/2030                                                                     14,000,000               15,213,380
Wisconsin, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029                                                            9,725,000                9,673,555
5.75%, 11/15/2006 (a)                                                                  2,000,000                2,163,260
6.0%, 11/15/2008 (a)                                                                   4,085,000                4,623,403
Wisconsin, Hospital & Healthcare Revenue,
Health and Education Facilities Authority:
5.75%, 11/15/2007 (a)                                                                  1,500,000                1,659,960
6.1%, 8/15/2008 (a)                                                                    4,580,000                5,178,056
6.1%, 8/15/2009 (a)                                                                    2,000,000                2,291,520
Series B, ETM, 6.25%, 1/1/2022 (a)                                                     5,130,000                6,070,585
Series C, 6.25%, 1/1/2022 (a)                                                          8,965,000               10,832,589
Series AA, 6.4%, 6/1/2008 (a)                                                          2,335,000                2,651,486
Series AA, 6.45%, 6/1/2009 (a)                                                         2,485,000                2,876,064
Series AA, 6.45%, 6/1/2010 (a)                                                         2,650,000                3,108,000
Series AA, 6.5%, 6/1/2011 (a)                                                          2,820,000                3,372,241
Series AA, 6.5%, 6/1/2012 (a)                                                          3,000,000                3,594,810
                                                                                                           --------------
                                                                                                               95,062,584


                                                                                                           --------------
Total Investment Portfolio  (Cost $4,130,508,482)                                                           4,558,845,239



* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These are often payable on demand and are shown at their current rate as of August 31, 2004.


** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities. These securities, amounting to $376,431,513 aggregating 8.3% of net assets, are shown at their current rate as of August 31, 2004.

(a) Bond is insured by one of these companies:

                                                                                                     As a % of Total
Insurance Coverage                                                                                 Investment Portfolio
--------------------------------------------------------------------------------------------------------------------------
AMBAC                     AMBAC Assurance Corp.                                                    13.3
--------------------------------------------------------------------------------------------------------------------------
FGIC                      Financial Guaranty Insurance Company                                     10.0
--------------------------------------------------------------------------------------------------------------------------
FSA                       Financial Security Assurance                                             9.7
--------------------------------------------------------------------------------------------------------------------------
MBIA                      Municipal Bond Investors Assurance                                       29.7
--------------------------------------------------------------------------------------------------------------------------
XLCA                      XL Capital Assurance                                                     0.2
--------------------------------------------------------------------------------------------------------------------------
BIGI                      Bond Investors Guaranty Insurance                                        0.2
--------------------------------------------------------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

(c) At August 31, 2004 these securities have been pledged to cover in whole or in part, initial margin requirements for open futures contracts.


(d) When issued or forward delivery security.

AMT:  Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bonds Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bonds Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004